3. Summary of Significant Accounting Policies (Details - Capitalized interest) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Interest cost capitalized	$ 292	$ 1,607	$ 1,724
Interest cost charged to income	6,665	8,087	3,494
Total interest cost	$ 6,957	$ 9,694	$ 5,218